Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	885
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	1,684
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,886
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	$ 1,510